Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities - MYR (RM)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 22,368,378	RM 15,870,837	RM 12,926,832
On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	21,408,872	15,126,506	12,483,858
Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 959,506	RM 744,331	RM 442,974
Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate
Non-derivative financial liabilities	RM 20,684,288	RM 13,994,964	RM 11,690,481
Non-interest Bearing [Member] | On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	20,684,288	13,994,964	11,690,481
Non-interest Bearing [Member] | Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities
Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 1,559,140	RM 1,859,330	RM 1,179,992
Fixed Interest Rate [Member] | Bottom of range [member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	3.50%	3.50%	3.50%
Fixed Interest Rate [Member] | Top of range [member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	5.00%	5.00%	5.00%
Fixed Interest Rate [Member] | On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 680,916	RM 1,114,999	RM 753,561
Fixed Interest Rate [Member] | Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 878,224	RM 744,331	RM 426,431
Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate, Variable interest rate	BLR+
Weighted average effective interest rate	2.60%	2.60%	2.60%
Non-derivative financial liabilities	RM 124,950	RM 16,543	RM 56,359
Variable Interest Rate [Member] | On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	43,668	16,543	39,816
Variable Interest Rate [Member] | Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 81,282		RM 16,543